Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions
23.	Related party transactions
For the years ended December 31, 2019, 2020 and 2021, the Group entered into the following material related party transactions:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Purchase of goods(i)	1,451,404	1,775,600	1,935,511
Purchase of services(i)	462,126	780,050	1,124,708
Provision of services	44,420	44,259	31,345
Sales of product	111,510	102,249	85,718

(i)	The goods and services were purchased from companies either controlled by its shareholders or directors and equity method investees of the Group.
Details of the balances with related parties are as follows:

(a)	Amounts due from related parties, net (current and non-current)
Amounts due from related parties (current and
non-current)
as of December 31, 2020 and 2021 amounted to RMB333,539 and RMB637,825, respectively, mainly includes RMB106,450 of interest-bearing loans lend to Gansu Shan Shan with interest at 4.35% per annum, RMB498,449 of deposits to VipFubon at 3.85% per annum as shareholder deposits, which the cash transferred was included in other investing activities in cash flow, and the remaining of RMB32,926 (2020:RMB30,089) mainly includes prepayments related to purchases of goods.

During the year ended December 31, 2021, the loan of RMB216,000 with interest rate of 4.35% per annum originated from the Group to Kunshan Baowei are fully repaid by receiving of inventories at the carrying value equivalent to the loan amount.

(b)	Amounts due to related parties
Amounts due to related parties as of December 31, 2020 and 2021 amounted to
 RMB444,100 and RMB429,088,
respectively, mainly including payables for purchases of goods and other services of RMB357,688 (2020:RMB382,900) and an interest-free loan of

RMB71,400

(2020:RM
B61,200)
from Zhengzhou Shan Shan to Shan Shan Outlets for operating use.